February 22, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

ATTN: John Grzeskiewicz

RE:	Dreyfus Money Market Instruments, Inc.
1933 Act File No. 2-52718
1940 Act File No. 811-2557
CIK No. 0000030160

Gentlemen:

     On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 68 to the Fund’s Registration Statement on Form N-1A, which has been marked to show changes from Post-Effective Amendment No. 67, which was filed with the Securities and Exchange Commission on April 30, 2009. This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933 in order to incorporate a summary section to the Fund’s prospectuses.

Please address any comments or questions to my attention at (212) 922-8023.

Sincerely,

/s/Kara Dooley
Kara Dooley
Paralegal

KD
Enclosures

cc:	Stroock & Stroock & Lavan LLP